Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 August 2, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 586 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 586 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on August 1, 2018.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle
 Senior Counsel

EXHIBIT A

Well Fargo Funds Trust

Wells Fargo C&B Mid Cap Value Fund
 Wells Fargo Diversified Income Builder Fund
 Wells Fargo Emerging Growth Fund
 Wells Fargo International Value Fund
 Wells Fargo High Yield Municipal Bond Fund
 Wells Fargo Intermediate Tax/AMT-Free Fund
 Wells Fargo Municipal Bond Fund
 Wells Fargo Short-Term Bond Fund
 Wells Fargo Strategic Municipal Bond Fund
 Wells Fargo Ultra Short-Term Municipal Income Fund
 Wells Fargo Moderate Balanced Fund
 Wells Fargo WealthBuilder Conservative Allocation Fund
 Wells Fargo WealthBuilder Moderate Balanced Fund
 Wells Fargo WealthBuilder Growth Allocation Fund
 Wells Fargo WealthBuilder Growth Balanced Fund
 Wells Fargo WealthBuilder Moderate Balanced Fund